SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets
Accrued expenses	$ 430	$ 63
Right-of-use asset	14,484	2,357
Federal NOL	21,050	10,338
State NOL	2,222	697
Research and development credits	266	354
Valuation allowances	(20,508)	(10,761)
Total deferred tax assets	17,944	3,048
Deferred Tax Liabilities
Property, plant and equipment	522	648
Intangibles	12,241
Prepaid expenses	133	6
Lease liability	13,495	2,394
Total deferred tax liability	26,391	3,048
Net deferred tax assets	$ (8,447)